Schedule of Investments(a)
Invesco BuyBack AchieversTM ETF (PKW)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-4.04%
Altice USA, Inc., Class A(b)	85,521	$2,308,212
Charter Communications, Inc., Class A(b)	42,842	24,848,360
Sinclair Broadcast Group, Inc., Class A(c)	11,495	236,797
Yelp, Inc.(b)	14,918	372,651
		27,766,020
Consumer Discretionary-8.56%
Adtalem Global Education, Inc.(b)	10,750	369,155
American Eagle Outfitters, Inc.(c)	34,343	343,430
American Public Education, Inc.(b)	3,067	89,280
AutoZone, Inc.(b)	4,847	5,852,365
Bed Bath & Beyond, Inc.(c)	26,427	285,940
BJ’s Restaurants, Inc.	4,619	92,657
Bloomin’ Brands, Inc.	18,154	209,134
Booking Holdings, Inc.(b)	8,494	14,118,132
Brunswick Corp.	16,420	1,099,812
Caleres, Inc.	8,046	50,770
CarMax, Inc.(b)	33,736	3,271,380
Carriage Services, Inc.	3,716	82,161
Chico’s FAS, Inc.	24,811	31,510
Children’s Place, Inc. (The)(c)	3,027	73,889
Citi Trends, Inc.	2,203	37,936
Conn’s, Inc.(b)(c)	6,022	59,979
Cooper-Standard Holdings, Inc.(b)	3,504	37,528
Dave & Buster’s Entertainment, Inc.(c)	9,847	121,512
Denny’s Corp.(b)	13,220	117,460
Designer Brands, Inc., Class A	13,358	78,946
Dick’s Sporting Goods, Inc.	13,521	616,828
Dillard’s, Inc., Class A(c)	3,988	93,917
Dine Brands Global, Inc.	3,407	154,780
eBay, Inc.	147,097	8,131,522
El Pollo Loco Holdings, Inc.(b)(c)	7,284	143,932
Express, Inc.(b)	13,376	13,510
Foot Locker, Inc.	21,630	635,706
GameStop Corp., Class A(b)(c)	13,438	53,886
Genesco, Inc.(b)	3,047	47,381
Gentherm, Inc.(b)	6,765	262,279
Guess?, Inc.	14,028	145,049
H&R Block, Inc.	39,941	579,144
Harley-Davidson, Inc.	31,785	827,364
Haverty Furniture Cos., Inc.	3,583	50,950
Hibbett Sports, Inc.(b)	3,431	79,565
Hilton Grand Vacations, Inc.(b)	17,636	358,011
Hyatt Hotels Corp., Class A	7,389	354,672
Jack in the Box, Inc.	4,705	386,328
Kirkland’s, Inc.(b)(c)	2,908	15,645
Kohl’s Corp.	32,732	623,217
Lear Corp.	12,434	1,372,465
MarineMax, Inc.(b)	4,456	123,609
Marriott Vacations Worldwide Corp.	8,519	721,219
Michaels Cos., Inc. (The)(b)(c)	30,575	219,528
Newell Brands, Inc.	88,006	1,443,298
Nordstrom, Inc.(c)	32,586	446,102
O’Reilly Automotive, Inc.(b)	15,403	7,353,084
Planet Fitness, Inc., Class A(b)	16,591	866,050
Quotient Technology, Inc.(b)	18,666	149,515
Qurate Retail, Inc., Class A(b)	80,382	876,968
Ralph Lauren Corp.	9,914	706,868
Regis Corp.(b)	7,392	56,771
RH(b)(c)	4,003	1,150,582
SeaWorld Entertainment, Inc.(b)	16,230	234,848
Shoe Carnival, Inc.	2,923	71,760
	Shares	Value
Consumer Discretionary-(continued)
Sleep Number Corp.(b)	5,735	$266,677
Stamps.com, Inc.(b)	3,545	922,693
Taylor Morrison Home Corp., Class A(b)	26,893	630,641
Urban Outfitters, Inc.(b)	20,290	335,597
Wolverine World Wide, Inc.	16,847	405,002
Wyndham Destinations, Inc.	17,666	469,916
		58,819,855
Consumer Staples-1.70%
Herbalife Nutrition Ltd.(b)(c)	30,666	1,571,326
Ingredion, Inc.	13,898	1,202,177
Spectrum Brands Holdings, Inc.	8,935	483,920
Sprouts Farmers Market, Inc.(b)	24,442	644,780
USANA Health Sciences, Inc.(b)	4,361	354,026
Walgreens Boots Alliance, Inc.	182,033	7,410,563
		11,666,792
Energy-1.51%
Arch Resources, Inc.	3,142	97,465
Cabot Oil & Gas Corp.	82,709	1,546,658
CNX Resources Corp.(b)	38,817	374,584
CONSOL Energy, Inc.(b)	5,401	31,758
Delek US Holdings, Inc.	15,256	266,675
Devon Energy Corp.	79,415	833,063
Exterran Corp.(b)	6,879	34,189
Green Plains, Inc.(b)(c)	7,365	95,229
Gulfport Energy Corp.(b)	33,201	33,533
HollyFrontier Corp.	33,593	923,808
Marathon Petroleum Corp.	134,937	5,154,593
Murphy Oil Corp.	31,868	420,976
Patterson-UTI Energy, Inc.	38,702	149,970
Peabody Energy Corp.	20,274	63,255
Southwestern Energy Co.(b)	112,407	273,149
US Silica Holdings, Inc.	15,316	54,066
		10,352,971
Financials-30.30%
Affiliated Managers Group, Inc.	9,803	674,348
Allstate Corp. (The)	65,183	6,152,623
Ally Financial, Inc.	77,434	1,556,423
Ameriprise Financial, Inc.	25,386	3,900,051
Apollo Investment Corp.	13,542	128,243
Assured Guaranty Ltd.	18,036	393,726
Athene Holding Ltd., Class A(b)	40,304	1,299,804
Atlantic Capital Bancshares, Inc.(b)	4,453	44,530
Bank of America Corp.	1,396,078	34,734,421
Bank of New York Mellon Corp. (The)	183,739	6,587,043
BankUnited, Inc.	19,172	386,124
Benefytt Technologies, Inc.(b)(c)	2,745	84,875
Brighthouse Financial, Inc.(b)	19,474	551,893
Brightsphere Investment Group, Inc.	16,651	223,789
Charles Schwab Corp. (The)	267,153	8,856,122
CIT Group, Inc.	20,418	387,330
Citigroup, Inc.	431,999	21,604,270
Citizens Financial Group, Inc.	88,528	2,196,380
CNO Financial Group, Inc.	29,802	450,010
Comerica, Inc.	28,851	1,111,341
Curo Group Holdings Corp.	8,464	59,163
Discover Financial Services	63,561	3,141,820
Equitable Holdings, Inc.	93,494	1,912,887
First Citizens BancShares, Inc., Class A	1,901	809,579
First of Long Island Corp. (The)	4,948	73,775
Fulton Financial Corp.	33,574	325,668
See accompanying notes which are an integral part of this schedule.

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Financials-(continued)
Greenhill & Co., Inc.	3,898	$46,698
Hanover Insurance Group, Inc. (The)	7,885	803,324
HCI Group, Inc.(c)	1,635	72,954
HomeStreet, Inc.	4,855	128,366
Independent Bank Corp.	4,543	63,443
Investors Bancorp, Inc.	51,912	421,525
Jefferies Financial Group, Inc.	55,429	897,950
JPMorgan Chase & Co.	352,507	34,066,277
Kearny Financial Corp.	17,361	139,582
Lazard Ltd., Class A	21,693	636,039
Lincoln National Corp.	40,096	1,494,378
Loews Corp.	58,400	2,126,344
LPL Financial Holdings, Inc.	16,365	1,293,162
M&T Bank Corp.	26,618	2,820,177
MBIA, Inc.(b)(c)	14,049	112,533
MetLife, Inc.	188,335	7,128,480
Morgan Stanley	326,967	15,982,147
Navient Corp.	40,222	320,167
PNC Financial Services Group, Inc. (The)	88,039	9,391,120
Radian Group, Inc.	39,507	589,445
Regional Management Corp.(b)	2,320	35,241
Regions Financial Corp.	199,144	2,162,704
Santander Consumer USA Holdings, Inc.(c)	66,636	1,223,437
South State Corp.	14,677	699,506
Sterling Bancorp	40,352	453,960
Sterling Bancorp	10,342	31,543
Stifel Financial Corp.	14,211	688,949
Synchrony Financial	121,126	2,680,518
Unum Group	42,212	727,313
Voya Financial, Inc.	26,175	1,293,045
Waddell & Reed Financial, Inc., Class A	13,617	198,672
Waterstone Financial, Inc.	5,378	82,176
Wells Fargo & Co.	850,796	20,640,311
World Acceptance Corp.(b)(c)	1,558	115,759
Zions Bancorporation N.A.	34,003	1,104,077
		208,317,560
Health Care-12.55%
Allscripts Healthcare Solutions, Inc.(b)	33,731	303,579
Amgen, Inc.	122,068	29,866,378
Biogen, Inc.(b)	33,863	9,301,828
DaVita, Inc.(b)	25,275	2,208,782
Eagle Pharmaceuticals, Inc.(b)	2,840	131,748
Eli Lilly and Co.	198,474	29,828,657
Hologic, Inc.(b)	53,581	3,738,882
Ligand Pharmaceuticals, Inc.(b)	3,330	390,209
McKesson Corp.	33,641	5,051,533
MEDNAX, Inc.(b)	17,723	354,106
PDL BioPharma, Inc.(b)	24,185	76,908
Premier, Inc., Class A(b)	14,852	519,374
Universal Health Services, Inc., Class B	16,117	1,771,258
Waters Corp.(b)	12,847	2,738,338
		86,281,580
Industrials-11.60%
ACCO Brands Corp.	19,602	127,805
Allison Transmission Holdings, Inc.	23,485	877,400
Apogee Enterprises, Inc.	5,462	117,925
Armstrong Flooring, Inc.(b)	4,481	13,309
CAI International, Inc.(b)	3,633	62,524
Caterpillar, Inc.	112,313	14,924,151
CSX Corp.	158,843	11,331,860
Delta Air Lines, Inc.	132,348	3,304,729
	Shares	Value
Industrials-(continued)
Deluxe Corp.	8,681	$245,065
GATX Corp.	7,249	442,116
Hawaiian Holdings, Inc.	9,535	113,371
HD Supply Holdings, Inc.(b)	33,616	1,179,922
Howmet Aerospace, Inc.	90,496	1,337,531
Jacobs Engineering Group, Inc.	26,998	2,304,279
JetBlue Airways Corp.(b)	55,967	578,699
Kforce, Inc.	4,549	131,193
Lincoln Electric Holdings, Inc.	12,323	1,113,876
Masco Corp.	54,732	3,128,481
Meritor, Inc.(b)	14,995	341,136
MRC Global, Inc.(b)	17,015	101,239
Pitney Bowes, Inc.	35,822	119,645
Regal Beloit Corp.	8,408	773,284
Rush Enterprises, Inc., Class A	5,717	272,015
Southwest Airlines Co.	122,304	3,777,970
Textron, Inc.	47,203	1,649,273
Trinity Industries, Inc.	24,452	477,547
Triton International Ltd. (Bermuda)	14,583	458,927
Union Pacific Corp.	140,811	24,409,587
United Airlines Holdings, Inc.(b)	60,271	1,891,304
United Rentals, Inc.(b)	14,951	2,322,937
WESCO International, Inc.(b)	10,380	403,471
XPO Logistics, Inc.(b)	18,910	1,418,628
		79,751,199
Information Technology-27.22%
Alliance Data Systems Corp.	9,883	438,410
Apple, Inc.	90,890	38,631,886
Arrow Electronics, Inc.(b)	16,324	1,169,125
Avnet, Inc.	20,491	547,519
Benchmark Electronics, Inc.	7,557	153,860
CDK Global, Inc.	25,218	1,146,410
Cisco Systems, Inc.	710,910	33,483,861
Cognizant Technology Solutions Corp., Class A	112,177	7,663,933
Dell Technologies, Inc., Class C(b)	52,831	3,160,879
DXC Technology Co.	52,656	943,069
FleetCor Technologies, Inc.(b)	17,390	4,496,532
Hewlett Packard Enterprise Co.	266,602	2,631,362
HP, Inc.	296,732	5,216,549
InterDigital, Inc.	6,381	382,988
Kulicke & Soffa Industries, Inc. (Singapore)	12,954	307,010
Lam Research Corp.	30,123	11,361,191
Leidos Holdings, Inc.	29,476	2,804,936
LiveRamp Holdings, Inc.(b)	13,613	620,344
MicroStrategy, Inc., Class A(b)	1,604	198,768
NetApp, Inc.	46,029	2,039,085
Oracle Corp.	599,907	33,264,843
Plexus Corp.(b)	6,057	449,974
Qorvo, Inc.(b)	23,744	3,042,794
QUALCOMM, Inc.	233,435	24,653,070
Teradyne, Inc.	34,399	3,060,135
Ubiquiti, Inc.	13,215	2,448,739
Western Union Co. (The)	85,267	2,070,283
Xerox Holdings Corp.	44,186	735,697
		187,123,252
Materials-1.67%
AdvanSix, Inc.(b)	5,811	72,347
Cabot Corp.	11,715	427,363
Celanese Corp.	24,534	2,384,705
CF Industries Holdings, Inc.	44,365	1,389,955
Cleveland-Cliffs, Inc.(c)	82,716	428,469

See accompanying notes which are an integral part of this schedule.

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Materials-(continued)
Domtar Corp.	11,453	$240,399
Eagle Materials, Inc.	8,665	695,193
Element Solutions, Inc.(b)	51,619	560,582
Graphic Packaging Holding Co.	57,961	807,976
Huntsman Corp.	45,763	846,616
Louisiana-Pacific Corp.	23,284	737,404
Reliance Steel & Aluminum Co.	13,206	1,297,622
Steel Dynamics, Inc.	43,646	1,196,337
Worthington Industries, Inc.	11,527	431,340
		11,516,308
Real Estate-0.14%
Bluerock Residential Growth REIT, Inc.	5,023	36,367
CTO Realty Growth, Inc.	978	38,768
iStar, Inc.	15,740	182,741
SL Green Realty Corp.	15,883	738,559
		996,435
Utilities-0.69%
Evergy, Inc.	47,051	3,050,317
NRG Energy, Inc.	50,651	1,712,510
		4,762,827
Total Common Stocks & Other Equity Interests (Cost $753,715,521)		687,354,799
	Shares	Value
Money Market Funds-0.14%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $981,161)	981,161	$981,161
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $754,696,682)		688,335,960
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.71%
Invesco Private Government Fund, 0.06%(d)(e)(f)	3,657,250	3,657,250
Invesco Private Prime Fund, 0.15%(d)(e)(f)	1,218,839	1,219,083
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,876,287)		4,876,333
TOTAL INVESTMENTS IN SECURITIES-100.83% (Cost $759,572,969)		693,212,293
OTHER ASSETS LESS LIABILITIES-(0.83)%		(5,674,089)
NET ASSETS-100.00%		$687,538,204

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$1,204,318	$7,877,893	$(8,101,050)	$-	$-	$981,161	$264
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,343,615	14,392,597	(18,078,962)	-	-	3,657,250	386
Invesco Private Prime Fund	-	2,585,312	(1,366,366)	46	91	1,219,083	190
Total	$8,547,933	$24,855,802	$(27,546,378)	$46	$91	$5,857,494	$840

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dividend AchieversTM ETF (PFM)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-6.50%
AT&T, Inc.	265,919	$7,865,884
Comcast Corp., Class A	169,965	7,274,502
John Wiley & Sons, Inc., Class A	1,753	59,304
Omnicom Group, Inc.	7,975	428,497
Telephone & Data Systems, Inc.	4,003	77,738
Verizon Communications, Inc.	154,415	8,875,774
		24,581,699
Consumer Discretionary-8.13%
Aaron’s, Inc.	2,520	131,494
Best Buy Co., Inc.	9,605	956,562
Genuine Parts Co.	5,372	484,286
Hasbro, Inc.	5,103	371,294
Home Depot, Inc. (The)	40,126	10,653,052
Leggett & Platt, Inc.	4,920	197,243
Lowe’s Cos., Inc.	28,093	4,183,329
McDonald’s Corp.	27,683	5,378,253
Monro, Inc.	1,243	69,981
NIKE, Inc., Class B	46,163	4,505,970
PetMed Express, Inc.(b)	752	23,462
Polaris, Inc.	2,283	236,587
Target Corp.	18,601	2,341,494
VF Corp.	14,466	873,168
Williams-Sonoma, Inc.	2,870	250,034
Wyndham Destinations, Inc.	3,161	84,083
		30,740,292
Consumer Staples-18.44%
Altria Group, Inc.	69,166	2,846,181
Andersons, Inc. (The)	1,230	17,491
Archer-Daniels-Midland Co.	20,665	885,082
Brown-Forman Corp., Class B	11,510	798,103
Bunge Ltd.	5,300	230,232
Casey’s General Stores, Inc.	1,362	216,817
Church & Dwight Co., Inc.	9,161	882,479
Clorox Co. (The)	4,682	1,107,340
Coca-Cola Co. (The)	160,254	7,570,399
Colgate-Palmolive Co.	31,879	2,461,059
Costco Wholesale Corp.	16,492	5,368,641
Flowers Foods, Inc.	7,883	179,338
Hershey Co. (The)	5,478	796,556
Hormel Foods Corp.	20,019	1,018,166
J&J Snack Foods Corp.	709	87,299
JM Smucker Co. (The)	4,256	465,394
Kellogg Co.	12,763	880,519
Kimberly-Clark Corp.	12,668	1,926,043
Kroger Co. (The)	29,265	1,018,129
Lancaster Colony Corp.	1,024	162,396
McCormick & Co., Inc.	4,604	897,320
Nu Skin Enterprises, Inc., Class A	1,943	87,143
PepsiCo, Inc.	51,777	7,127,622
Philip Morris International, Inc.	57,968	4,452,522
Procter & Gamble Co. (The)	92,340	12,107,621
Sysco Corp.	18,905	999,129
Tootsie Roll Industries, Inc.(b)	1,486	47,106
Universal Corp.	920	38,787
Walgreens Boots Alliance, Inc.	32,649	1,329,141
Walmart, Inc.	105,678	13,674,733
WD-40 Co.	509	100,044
		69,778,832
	Shares	Value
Energy-3.90%
Chevron Corp.	69,687	$5,849,527
Enterprise Products Partners L.P.	81,366	1,432,042
Exxon Mobil Corp.	157,780	6,639,382
Holly Energy Partners L.P.	3,918	52,932
Magellan Midstream Partners L.P.	8,386	339,549
ONEOK, Inc.	15,407	430,009
		14,743,441
Financials-7.04%
1st Source Corp.	957	31,696
Aflac, Inc.	26,708	950,004
American Equity Investment Life Holding Co.	3,401	86,555
American Financial Group, Inc.	3,344	203,215
Ameriprise Financial, Inc.	4,560	700,553
Assurant, Inc.	2,229	239,551
AXIS Capital Holdings Ltd.	3,133	125,696
BancFirst Corp.	1,221	53,187
Bank of Marin Bancorp	506	15,893
Bank OZK	4,820	115,921
BlackRock, Inc.	5,672	3,261,457
BOK Financial Corp.	2,613	145,544
Brown & Brown, Inc.	10,547	479,572
Chubb Ltd.	16,791	2,136,487
Cincinnati Financial Corp.	5,978	465,866
Cohen & Steers, Inc.	1,780	107,120
Comerica, Inc.	5,172	199,225
Commerce Bancshares, Inc.(b)	4,148	237,514
Community Bank System, Inc.	1,949	109,592
Community Trust Bancorp, Inc.	672	20,570
Cullen/Frost Bankers, Inc.	2,327	167,684
Eaton Vance Corp.	4,263	154,065
Erie Indemnity Co., Class A	1,726	362,667
Evercore, Inc., Class A	1,512	83,614
FactSet Research Systems, Inc.	1,398	484,127
First Financial Corp.	511	17,083
First of Long Island Corp. (The)	877	13,076
Franklin Resources, Inc.	18,442	388,204
Globe Life, Inc.	3,952	314,579
Hanover Insurance Group, Inc. (The)	1,426	145,281
Horace Mann Educators Corp.	1,537	57,760
International Bancshares Corp.	2,351	71,517
Lazard Ltd., Class A	3,888	113,996
MarketAxess Holdings, Inc.	1,400	723,380
Marsh & McLennan Cos., Inc.	18,831	2,195,695
Mercury General Corp.	2,060	88,395
Moody’s Corp.	6,975	1,962,068
Northwest Bancshares, Inc.	4,737	46,659
Old Republic International Corp.	11,314	181,816
People’s United Financial, Inc.	15,817	170,665
Principal Financial Group, Inc.	10,201	432,828
Prosperity Bancshares, Inc.	3,439	191,071
Prudential Financial, Inc.	14,697	931,349
Raymond James Financial, Inc.	5,104	354,626
Reinsurance Group of America, Inc.	2,296	195,734
RenaissanceRe Holdings Ltd. (Bermuda)	1,876	338,393
RLI Corp.	1,683	148,323
S&P Global, Inc.	8,969	3,141,392
SEI Investments Co.	5,496	287,606
Southside Bancshares, Inc.	1,234	34,182
Stock Yards Bancorp, Inc.	837	32,718
T. Rowe Price Group, Inc.	8,470	1,169,707
Tompkins Financial Corp.	551	35,556
Travelers Cos., Inc. (The)	9,419	1,077,722
See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Financials-(continued)
UMB Financial Corp.	1,792	$89,242
United Bankshares, Inc.	4,828	127,073
Unum Group	7,561	130,276
W.R. Berkley Corp.	6,655	410,946
Westamerica Bancorporation	1,005	60,662
		26,616,955
Health Care-13.44%
Abbott Laboratories	66,023	6,644,555
AmerisourceBergen Corp.	7,560	757,436
Atrion Corp.	62	38,446
Becton, Dickinson and Co.	10,786	3,034,533
Bristol-Myers Squibb Co.	84,225	4,940,638
Cardinal Health, Inc.	10,861	593,228
Chemed Corp.	584	287,439
Ensign Group, Inc. (The)	2,003	92,118
Johnson & Johnson	97,868	14,265,240
McKesson Corp.	6,014	903,062
Medtronic PLC	50,071	4,830,850
National HealthCare Corp.	566	33,575
Perrigo Co. PLC	5,080	269,342
Stryker Corp.	13,963	2,699,048
UnitedHealth Group, Inc.	35,381	10,712,659
West Pharmaceutical Services, Inc.	2,747	738,586
		50,840,755
Industrials-13.94%
3M Co.	21,402	3,220,359
A.O. Smith Corp.	5,038	242,529
ABM Industries, Inc.	2,488	89,319
Applied Industrial Technologies, Inc.	1,450	91,524
Brady Corp., Class A	1,802	82,838
C.H. Robinson Worldwide, Inc.	4,999	468,506
Carlisle Cos., Inc.	2,045	243,519
Caterpillar, Inc.	20,136	2,675,672
Cintas Corp.	3,871	1,168,539
CSX Corp.	28,494	2,032,762
Cummins, Inc.	5,483	1,059,645
Donaldson Co., Inc.	4,710	227,681
Dover Corp.	5,361	551,808
Eaton Corp. PLC	14,890	1,386,706
Emerson Electric Co.	22,249	1,379,660
Expeditors International of Washington, Inc.	6,192	523,286
Fastenal Co.	21,321	1,002,940
FedEx Corp.	9,728	1,638,195
Franklin Electric Co., Inc.	1,725	93,236
General Dynamics Corp.	10,688	1,568,357
Gorman-Rupp Co. (The)	976	29,534
Graco, Inc.	6,198	329,981
Healthcare Services Group, Inc.	2,775	72,677
HEICO Corp.	2,020	194,162
Hillenbrand, Inc.	2,785	81,406
Hubbell, Inc.	2,021	272,774
IDEX Corp.	2,808	462,815
Illinois Tool Works, Inc.	11,765	2,176,407
ITT, Inc.	3,224	186,121
J.B. Hunt Transport Services, Inc.	3,919	507,119
L3Harris Technologies, Inc.	8,029	1,351,522
Lennox International, Inc.	1,434	384,513
Lincoln Electric Holdings, Inc.	2,220	200,666
Lindsay Corp.	413	40,049
Lockheed Martin Corp.	10,447	3,959,100
Matthews International Corp., Class A	1,175	25,380
	Shares	Value
Industrials-(continued)
McGrath RentCorp	887	$51,464
MSA Safety, Inc.	1,455	172,461
MSC Industrial Direct Co., Inc., Class A	1,700	112,217
Nordson Corp.	2,145	415,336
Northrop Grumman Corp.	6,201	2,015,387
Raytheon Technologies Corp.	56,393	3,196,355
Regal Beloit Corp.	1,511	138,967
Republic Services, Inc.	11,845	1,033,476
Robert Half International, Inc.	4,275	217,469
Rockwell Automation, Inc.	4,316	941,492
Rollins, Inc.	12,189	638,704
Roper Technologies, Inc.	3,883	1,679,203
Ryder System, Inc.	2,005	73,443
Snap-on, Inc.	2,026	295,533
Stanley Black & Decker, Inc.	5,729	878,370
Tennant Co.	694	46,234
Toro Co. (The)	3,970	283,259
Union Pacific Corp.	25,356	4,395,463
United Parcel Service, Inc., Class B	26,208	3,741,454
W.W. Grainger, Inc.	1,996	681,694
Waste Management, Inc.	15,705	1,721,268
		52,750,556
Information Technology-16.28%
Accenture PLC, Class A	23,791	5,347,741
Analog Devices, Inc.	13,705	1,574,019
Automatic Data Processing, Inc.	15,991	2,125,364
Badger Meter, Inc.	1,079	67,545
Broadridge Financial Solutions, Inc.	4,282	575,244
Cass Information Systems, Inc.	535	19,169
International Business Machines Corp.	33,057	4,064,027
Jack Henry & Associates, Inc.	2,849	507,977
KLA Corp.	5,760	1,151,021
Maxim Integrated Products, Inc.	9,933	676,338
Microchip Technology, Inc.	9,142	930,016
Microsoft Corp.	79,436	16,285,174
Oracle Corp.	117,709	6,526,964
QUALCOMM, Inc.	41,872	4,422,102
Texas Instruments, Inc.	34,162	4,357,363
Visa, Inc., Class A	62,927	11,981,301
Xilinx, Inc.	9,046	971,088
		61,582,453
Materials-3.37%
Air Products and Chemicals, Inc.	8,221	2,356,385
Albemarle Corp.	3,948	325,552
AptarGroup, Inc.	2,382	274,406
Ashland Global Holdings, Inc.	2,256	170,283
Balchem Corp.	1,210	121,315
Celanese Corp.	4,398	427,486
Eastman Chemical Co.	5,065	378,001
Ecolab, Inc.	10,768	2,014,477
H.B. Fuller Co.	1,903	86,282
Hawkins, Inc.	405	20,870
International Flavors & Fragrances, Inc.(b)	3,966	499,518
International Paper Co.	14,631	509,013
Nucor Corp.	11,217	470,553
PPG Industries, Inc.	8,777	944,844
Quaker Chemical Corp.	671	130,174
Royal Gold, Inc.	2,429	339,890
RPM International, Inc.	4,825	393,672
Scotts Miracle-Gro Co. (The)	2,065	327,447
Sensient Technologies Corp.	1,573	82,126

See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Materials-(continued)
Sherwin-Williams Co. (The)	3,376	$2,187,378
Silgan Holdings, Inc.	4,125	157,781
Sonoco Products Co.	3,745	193,766
Stepan Co.	831	90,745
Westlake Chemical Corp.	4,741	258,385
		12,760,349
Real Estate-1.68%
Digital Realty Trust, Inc.	9,990	1,603,795
Equity LifeStyle Properties, Inc.	6,771	462,595
Essex Property Trust, Inc.	2,424	535,074
Federal Realty Investment Trust	2,816	214,861
Macerich Co. (The)(b)	5,280	40,286
National Health Investors, Inc.	1,651	102,362
National Retail Properties, Inc.	6,403	226,986
Omega Healthcare Investors, Inc.	8,449	273,579
Realty Income Corp.	12,788	767,919
Simon Property Group, Inc.	11,374	709,169
UDR, Inc.	10,982	397,548
Universal Health Realty Income Trust	512	35,625
Urstadt Biddle Properties, Inc., Class A	1,108	10,869
Ventas, Inc.	13,885	532,629
WP Carey, Inc.	6,418	458,053
		6,371,350
Utilities-7.23%
Alliant Energy Corp.	9,283	499,890
American Electric Power Co., Inc.	18,451	1,603,023
American States Water Co.	1,365	104,941
American Water Works Co., Inc.	6,733	991,569
Atmos Energy Corp.	4,559	483,208
Avista Corp.	2,511	93,233
Black Hills Corp.	2,334	135,045
Brookfield Infrastructure Corp., Class A (Canada)	177	8,078
Brookfield Infrastructure Partners L.P. (Canada)	10,936	457,562
California Water Service Group	1,812	84,928
CenterPoint Energy, Inc.	20,276	385,447
Chesapeake Utilities Corp.	603	50,947
CMS Energy Corp.	10,643	683,068
Consolidated Edison, Inc.	12,426	954,690
Dominion Energy, Inc.	31,248	2,532,025
DTE Energy Co.	7,171	829,183
Duke Energy Corp.	27,342	2,316,961
Edison International	14,073	783,444
Essential Utilities, Inc.	9,109	413,093
Evergy, Inc.	8,443	547,360
Eversource Energy	12,529	1,128,487
MDU Resources Group, Inc.	7,463	156,574
MGE Energy, Inc.	1,341	88,949
	Shares	Value
Utilities-(continued)
Middlesex Water Co.	660	$42,280
National Fuel Gas Co.	3,361	136,356
New Jersey Resources Corp.	3,567	110,791
NextEra Energy, Inc.	18,220	5,114,354
Northwest Natural Holding Co.	1,127	60,283
NorthWestern Corp.	1,875	105,488
OGE Energy Corp.	7,451	245,138
Portland General Electric Co.	3,332	147,041
PPL Corp.	28,606	761,492
SJW Group	1,058	66,083
South Jersey Industries, Inc.	3,432	80,069
Southern Co. (The)	39,305	2,146,446
Southwest Gas Holdings, Inc.	2,052	142,901
Spire, Inc.	1,897	116,969
UGI Corp.	7,748	258,318
WEC Energy Group, Inc.	11,748	1,119,114
Xcel Energy, Inc.	19,546	1,349,456
York Water Co. (The)	487	22,553
		27,356,837
Total Common Stocks & Other Equity Interests (Cost $299,166,215)		378,123,519
Money Market Funds-0.02%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(c)(d) (Cost $93,523)	93,523	93,523
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $299,259,738)		378,217,042
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.10%
Invesco Private Government Fund, 0.06%(c)(d)(e)	273,828	273,828
Invesco Private Prime Fund, 0.15%(c)(d)(e)	90,793	90,811
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $364,639)		364,639
TOTAL INVESTMENTS IN SECURITIES-100.07% (Cost $299,624,377)		378,581,681
OTHER ASSETS LESS LIABILITIES-(0.07)%		(270,263)
NET ASSETS-100.00%		$378,311,418

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2020.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Invesco Ltd.	$121,585	$1,378	$(95,611)	$292,422	$(319,774)	$-	$2,196
See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
July 31, 2020
(Unaudited)
	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$3,588,118	$(3,494,595)	$-	$-	$93,523	$76
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,967,874	3,061,641	(4,755,687)	-	-	273,828	79
Invesco Private Prime Fund	-	499,555	(408,768)	-	24	90,811	35
Total	$2,089,459	$7,150,692	$(8,754,661)	$292,422	$(319,750)	$458,162	$2,386

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dow Jones Industrial Average Dividend ETF (DJD)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.73%
Communication Services-4.89%
Verizon Communications, Inc.	72,330	$4,157,529
Consumer Discretionary-7.19%
Home Depot, Inc. (The)	9,499	2,521,889
McDonald’s Corp.	13,526	2,627,831
NIKE, Inc., Class B	9,829	959,409
		6,109,129
Consumer Staples-14.41%
Coca-Cola Co. (The)	73,481	3,471,243
Procter & Gamble Co. (The)	22,519	2,952,691
Walgreens Boots Alliance, Inc.	98,179	3,996,867
Walmart, Inc.	14,105	1,825,187
		12,245,988
Energy-13.40%
Chevron Corp.	58,088	4,875,907
Exxon Mobil Corp.	154,751	6,511,922
		11,387,829
Financials-12.29%
American Express Co.	16,975	1,584,107
Goldman Sachs Group, Inc. (The)	12,024	2,380,271
JPMorgan Chase & Co.	35,327	3,414,001
Travelers Cos., Inc. (The)	26,746	3,060,278
		10,438,657
Health Care-13.48%
Johnson & Johnson	18,222	2,656,039
Merck & Co., Inc.	37,783	3,031,708
Pfizer, Inc.	112,472	4,327,922
UnitedHealth Group, Inc.	4,738	1,434,572
		11,450,241
	Shares	Value
Industrials-11.12%
3M Co.	23,147	$3,482,929
Caterpillar, Inc.	26,564	3,529,824
Raytheon Technologies Corp.	42,969	2,435,483
		9,448,236
Information Technology-14.84%
Apple, Inc.	2,905	1,234,741
Cisco Systems, Inc.	63,722	3,001,306
Intel Corp.	33,724	1,609,646
International Business Machines Corp.	40,838	5,020,624
Microsoft Corp.	5,657	1,159,742
Visa, Inc., Class A	3,049	580,530
		12,606,589
Materials-8.11%
Dow, Inc.	167,804	6,890,032
Total Common Stocks & Other Equity Interests (Cost $93,011,692)		84,734,230
Money Market Funds-0.10%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(b)(c) (Cost $81,125)	81,125	81,125
TOTAL INVESTMENTS IN SECURITIES-99.83% (Cost $93,092,817)		84,815,355
OTHER ASSETS LESS LIABILITIES-0.17%		147,666
NET ASSETS-100.00%		$84,963,021
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$106,166	$1,231,322	$(1,256,363)	$-	$-	$81,125	$52

(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Financial Preferred ETF (PGF)
July 31, 2020
(Unaudited)
	Shares	Value
Preferred Stocks-99.78%
Banks-58.13%
Bank of America Corp.
Series LL, Pfd., 5.00%(b)	1,017,679	$27,263,620
Series KK, Pfd., 5.38%	1,173,095	31,966,839
Series HH, Pfd., 5.88%(b)	738,978	20,344,064
Series EE, Pfd., 6.00%	730,524	19,059,371
Series GG, Pfd., 6.00%(b)	1,123,817	30,668,966
Series CC, Pfd., 6.20%(b)	921,179	23,803,265
Citigroup, Inc.
Series S, Pfd., 6.30%(b)	740,000	19,084,600
Series K, Pfd., 6.88%	1,080,613	30,257,164
Series J, Pfd., 7.13%(b)	689,346	19,570,533
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%(b)	376,308	9,336,202
Series D, Pfd., 6.35%(b)	252,225	6,782,330
Fifth Third Bancorp
Series K, Pfd., 4.95%(b)	214,720	5,580,573
Series I, Pfd., 6.63%(b)	389,345	10,679,733
First Citizens BancShares, Inc., Series A, Pfd., 5.38%(b)	259,902	6,562,526
First Republic Bank
Series J, Pfd., 4.70%(b)	338,951	8,805,947
Series I, Pfd., 5.50%	257,032	7,037,536
HSBC Holdings PLC, Series A, Pfd., 6.20% (United Kingdom)	104,858	2,722,114
Huntington Bancshares, Inc., Series D, Pfd., 6.25%(b)	513,747	13,121,098
JPMorgan Chase & Co.
Series GG, Pfd., 4.75%(b)	729,738	19,783,197
Series DD, Pfd., 5.75%(b)	1,385,359	38,623,809
Series EE, Pfd., 6.00%(b)	1,475,329	41,884,590
Series AA, Pfd., 6.10%(b)	1,186,974	30,066,051
Series BB, Pfd., 6.15%(b)	943,153	23,786,319
KeyCorp
Series G, Pfd., 5.63%	364,364	9,987,217
Series F, Pfd., 5.65%(b)	368,515	9,924,109
Series E, Pfd., 6.13%(b)	425,225	11,978,588
People’s United Financial, Inc., Series A, Pfd., 5.63%(b)	210,678	5,608,248
PNC Financial Services Group, Inc. (The)
Series Q, Pfd., 5.38%	209,687	5,311,372
Series P, Pfd., 6.13%	1,500,155	40,714,207
Regions Financial Corp.
Series C, Pfd., 5.70%(b)	432,279	11,429,457
Series A, Pfd., 6.38%(b)	422,378	10,897,352
Series B, Pfd., 6.38%(b)	424,445	11,625,549
SVB Financial Group, Series A, Pfd., 5.25%(b)	303,963	7,942,553
Synovus Financial Corp., Series E, Pfd., 5.88%(b)	306,667	7,464,275
Truist Financial Corp.
Series R, Pfd., 4.75%	128,000	3,225,600
Series F, Pfd., 5.20%(b)	385,427	9,789,846
Series G, Pfd., 5.20%(b)	417,666	10,596,186
Series O, Pfd., 5.25%(b)	480,796	12,909,373
Series H, Pfd., 5.63%	427,827	11,123,502
U.S. Bancorp
Pfd., 5.15%	418,087	10,845,177
Series K, Pfd., 5.50%(b)	513,503	14,116,197
Series F, Pfd., 6.50%(b)	949,292	25,365,082
	Shares	Value
Banks-(continued)
Wells Fargo & Co.
Series Z, Pfd., 4.75%(b)	1,656,664	$40,422,602
Series O, Pfd., 5.13%(b)	124,911	3,147,757
Pfd., 5.20%(b)	903,481	22,767,721
Series P, Pfd., 5.25%(b)	519,774	13,093,107
Series X, Pfd., 5.50%(b)	988,399	25,204,175
Series Y, Pfd., 5.63%(b)	580,118	15,042,460
Series W, Pfd., 5.70%	812,519	20,719,235
Series Q, Pfd., 5.85%	1,402,997	35,397,614
Series V, Pfd., 6.00%	836,755	21,420,928
Series R, Pfd., 6.63%	715,735	19,174,541
		894,034,477
Capital Markets-15.78%
Bank of New York Mellon Corp. (The), Pfd., 5.20%	488,966	12,497,971
Charles Schwab Corp. (The)
Series D, Pfd., 5.95%	648,416	17,215,445
Series C, Pfd., 6.00%	503,362	12,966,605
Goldman Sachs Group, Inc. (The)
Series J, Pfd., 5.50%	860,127	23,163,220
Series N, Pfd., 6.30%(b)	580,854	15,148,672
Series K, Pfd., 6.38%(b)	595,366	16,313,028
KKR & Co., Inc., Series A, Pfd., 6.75%(b)	294,370	7,780,199
Morgan Stanley
Series L, Pfd., 4.88%(b)	406,435	10,677,048
Series K, Pfd., 5.85%(b)	829,059	23,719,378
Series I, Pfd., 6.38%(b)	811,856	22,926,814
Series F, Pfd., 6.88%	696,182	19,980,423
Series E, Pfd., 7.13%	701,611	20,171,316
Northern Trust Corp., Series E, Pfd., 4.70%(b)	350,172	9,486,160
State Street Corp.
Series G, Pfd., 5.35%(b)	429,178	12,188,655
Series D, Pfd., 5.90%(b)	675,124	18,484,895
		242,719,829
Consumer Finance-5.70%
Capital One Financial Corp.
Series J, Pfd., 4.80%(b)	831,589	19,583,921
Series I, Pfd., 5.00%(b)	990,172	24,734,497
Series G, Pfd., 5.20%	392,814	10,185,667
Series H, Pfd., 6.00%(b)	325,731	8,648,158
Series F, Pfd., 6.20%	326,821	8,382,959
Synchrony Financial, Series A, Pfd., 5.63%(b)	671,870	16,205,504
		87,740,706
Diversified Financial Services-2.05%
Equitable Holdings, Inc., Series A, Pfd., 5.25%(b)	699,806	17,208,229
PartnerRe Ltd., Series H, Pfd., 7.25% (Bermuda)	267,373	6,954,372
Voya Financial, Inc., Series B, Pfd., 5.35%(b)	259,251	7,308,286
		31,470,887
Insurance-17.04%
Allstate Corp. (The)
Series I, Pfd., 4.75%(b)	259,178	6,951,154
Series H, Pfd., 5.10%(b)	965,116	26,038,830
Series G, Pfd., 5.63%(b)	486,593	13,614,872
American Equity Investment Life Holding Co.
Series A, Pfd., 5.95%(b)	345,417	8,065,487
Series B, Pfd., 6.63%	250,316	6,240,378
American International Group, Inc., Series A, Pfd., 5.85%(b)	421,933	11,620,035
See accompanying notes which are an integral part of this schedule.

Invesco Financial Preferred ETF (PGF)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Insurance-(continued)
Arch Capital Group Ltd.
Series E, Pfd., 5.25%	377,117	$9,608,941
Series F, Pfd., 5.45%	278,024	7,323,152
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)	215,273	5,403,352
Pfd., 5.63% (Bermuda)	211,049	5,347,982
Pfd., 5.95% (Bermuda)	239,441	6,330,820
Athene Holding Ltd.
Series B, Pfd., 5.63%(b)	289,550	7,169,258
Series A, Pfd., 6.35%	741,773	19,330,604
Series C, Pfd., 6.38%	491,527	12,873,092
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%	470,897	12,054,963
Brighthouse Financial, Inc.
Series A, Pfd., 6.60%	370,762	9,810,363
Series B, Pfd., 6.75%	302,635	7,889,694
Enstar Group Ltd., Series D, Pfd., 7.00% (Bermuda)	349,416	9,374,831
Hartford Financial Services Group, Inc. (The), Series G, Pfd., 6.00%(b)	296,600	8,423,440
MetLife, Inc.
Series F, Pfd., 4.75%	846,754	21,761,578
Series E, Pfd., 5.63%	721,209	20,165,004
Prudential PLC
Pfd., 6.50% (United Kingdom)	306,233	8,513,277
Pfd., 6.75% (United Kingdom)(b)	198,611	5,416,122
RenaissanceRe Holdings Ltd.
Series E, Pfd., 5.38% (Bermuda)(b)	269,942	6,875,423
Series F, Pfd., 5.75% (Bermuda)	215,194	5,898,468
		262,101,120
Thrifts & Mortgage Finance-0.78%
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(b)	450,711	11,939,334
	Shares	Value
Trading Companies & Distributors-0.30%
Air Lease Corp., Series A, Pfd., 6.15%	209,930	$4,618,460
Total Preferred Stocks (Cost $1,496,401,969)		1,534,624,813

Money Market Funds-0.27%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(c)(d) (Cost $4,207,813)	4,207,813	4,207,813
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $1,500,609,782)		1,538,832,626
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.55%
Invesco Private Government Fund, 0.06%(c)(d)(e)	17,888,913	17,888,913
Invesco Private Prime Fund, 0.15%(c)(d)(e)	5,961,779	5,962,971
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,851,884)		23,851,884
TOTAL INVESTMENTS IN SECURITIES-101.60% (Cost $1,524,461,666)		1,562,684,510
OTHER ASSETS LESS LIABILITIES-(1.60)%		(24,663,613)
NET ASSETS-100.00%		$1,538,020,897

Investment Abbreviations:
Pfd.	-Preferred

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2020.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$11,370,877	$36,871,381	$(44,034,445)	$-	$-	$4,207,813	$2,646
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,115,317	67,269,375	(64,495,779)	-	-	17,888,913	1,046
Invesco Private Prime Fund	-	11,080,683	(5,118,014)	-	302	5,962,971	568
Total	$26,486,194	$115,221,439	$(113,648,238)	$-	$302	$28,059,697	$4,260

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco Financial Preferred ETF (PGF)—(continued)
July 31, 2020
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco High Yield Equity Dividend AchieversTM ETF (PEY)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Air Freight & Logistics-2.07%
United Parcel Service, Inc., Class B	91,762	$13,099,943
Banks-7.62%
Bank OZK	426,307	10,252,683
Comerica, Inc.	430,372	16,577,929
People’s United Financial, Inc.	1,148,881	12,396,426
United Bankshares, Inc.	344,977	9,079,795
		48,306,833
Capital Markets-4.63%
Franklin Resources, Inc.	629,308	13,246,933
Lazard Ltd., Class A	550,867	16,151,421
		29,398,354
Chemicals-1.50%
Eastman Chemical Co.	127,891	9,544,505
Containers & Packaging-2.23%
International Paper Co.	406,915	14,156,573
Diversified Telecommunication Services-3.90%
AT&T, Inc.	500,862	14,815,498
Verizon Communications, Inc.	172,126	9,893,803
		24,709,301
Electric Utilities-8.56%
Duke Energy Corp.	119,366	10,115,075
Edison International	171,426	9,543,285
OGE Energy Corp.	360,563	11,862,523
PPL Corp.	490,151	13,047,820
Southern Co. (The)	177,731	9,705,890
		54,274,593
Food & Staples Retailing-1.47%
Walgreens Boots Alliance, Inc.	229,808	9,355,484
Food Products-4.87%
Archer-Daniels-Midland Co.	212,777	9,113,239
Bunge Ltd.	304,156	13,212,537
Kellogg Co.	123,770	8,538,892
		30,864,668
Gas Utilities-6.29%
National Fuel Gas Co.	228,725	9,279,373
South Jersey Industries, Inc.	335,393	7,824,719
UGI Corp.	683,080	22,773,887
		39,877,979
Health Care Providers & Services-1.28%
Cardinal Health, Inc.	148,977	8,137,124
Hotels, Restaurants & Leisure-1.78%
Wyndham Destinations, Inc.	423,602	11,267,813
Household Durables-2.50%
Leggett & Platt, Inc.	395,916	15,872,272
	Shares	Value
Industrial Conglomerates-1.31%
3M Co.	55,065	$8,285,631
Insurance-11.35%
Mercury General Corp.	328,502	14,096,021
Old Republic International Corp.	704,522	11,321,668
Principal Financial Group, Inc.	314,651	13,350,642
Prudential Financial, Inc.	238,925	15,140,677
Unum Group	1,049,981	18,091,173
		72,000,181
IT Services-1.87%
International Business Machines Corp.	96,331	11,842,933
Media-2.74%
John Wiley & Sons, Inc., Class A	194,864	6,592,249
Omnicom Group, Inc.	200,545	10,775,283
		17,367,532
Metals & Mining-1.38%
Nucor Corp.	208,092	8,729,459
Multi-Utilities-9.01%
Avista Corp.	643,837	23,905,668
CenterPoint Energy, Inc.	743,435	14,132,699
Consolidated Edison, Inc.	123,706	9,504,332
Dominion Energy, Inc.	118,309	9,586,578
		57,129,277
Oil, Gas & Consumable Fuels-7.17%
Chevron Corp.	136,578	11,464,357
Exxon Mobil Corp.	389,736	16,400,091
ONEOK, Inc.	632,125	17,642,609
		45,507,057
Personal Products-1.76%
Nu Skin Enterprises, Inc., Class A	249,580	11,193,663
Road & Rail-2.55%
Ryder System, Inc.	441,890	16,186,431
Thrifts & Mortgage Finance-2.45%
Northwest Bancshares, Inc.	1,576,940	15,532,859
Tobacco-8.10%
Altria Group, Inc.	504,124	20,744,702
Philip Morris International, Inc.	200,068	15,367,223
Universal Corp.	362,598	15,287,132
		51,399,057
Trading Companies & Distributors-1.50%
MSC Industrial Direct Co., Inc., Class A	144,475	9,536,795
TOTAL INVESTMENTS IN SECURITIES-99.89% (Cost $694,574,673)		633,576,317
OTHER ASSETS LESS LIABILITIES-0.11%		679,200
NET ASSETS-100.00%		$634,255,517
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)—(continued)
July 31, 2020
(Unaudited)
Notes to Schedule of Investments:
(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Invesco Ltd.	$14,366,075	$-	$(11,153,997)	$14,797,760	$(18,009,838)	$-	$258,323
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	40,130	11,498,376	(11,538,506)	-	-	-	208
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,705,063	11,022,329	(25,727,392)	-	-	-	113
Total	$29,111,268	$22,520,705	$(48,419,895)	$14,797,760	$(18,009,838)	$-	$258,644
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International Dividend AchieversTM ETF (PID)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Argentina-2.18%
Grupo Financiero Galicia S.A., ADR(a)	889,685	$10,676,220
Bermuda-3.75%
Hoegh LNG Partners L.P.(b)	1,781,467	18,349,110
Brazil-2.92%
Banco Bradesco S.A., ADR	3,386,680	14,291,790
Canada-50.11%
Algonquin Power & Utilities Corp.(c)	535,506	7,384,628
Bank of Montreal(c)	239,765	13,311,753
Bank of Nova Scotia (The)(c)	310,686	12,775,408
BCE, Inc.	258,500	10,838,905
Brookfield Asset Management, Inc., Class A	85,784	2,773,397
Brookfield Infrastructure Corp., Class A	100	4,564
Brookfield Infrastructure Partners L.P.	210,642	8,813,261
Brookfield Renewable Partners L.P.	164,939	7,107,222
Canadian Imperial Bank of Commerce(c)	195,343	13,547,037
Canadian National Railway Co.	41,221	4,031,002
Canadian Natural Resources Ltd.	649,179	11,464,501
Enbridge, Inc.	405,970	12,991,040
Fortis, Inc.(c)	176,923	7,214,920
Franco-Nevada Corp.	9,417	1,505,307
Imperial Oil Ltd.(c)	501,327	7,835,741
Magna International, Inc.	160,037	7,388,908
Manulife Financial Corp.(c)	952,778	12,786,281
Methanex Corp.(c)	1,032,553	19,102,230
Open Text Corp.(c)	75,321	3,391,705
Pembina Pipeline Corp.	542,072	13,194,032
Ritchie Bros. Auctioneers, Inc.	79,517	3,680,047
Royal Bank of Canada(c)	138,983	9,602,335
Stantec, Inc.	90,630	2,917,380
Sun Life Financial, Inc.(c)	254,428	9,915,059
Suncor Energy, Inc.	819,617	12,917,164
TC Energy Corp.	209,880	9,570,528
TELUS Corp.(c)	529,224	9,187,329
Toronto-Dominion Bank (The)(c)	228,143	10,102,172
		245,353,856
Colombia-1.83%
Bancolombia S.A., ADR	321,694	8,981,696
France-1.40%
Sanofi, ADR	131,128	6,877,664
Germany-1.25%
Fresenius Medical Care AG & Co. KGaA, ADR(a)	68,157	2,988,684
SAP SE, ADR(c)	19,662	3,130,584
		6,119,268
Greece-3.28%
GasLog Partners L.P.(b)	4,208,158	16,075,164
India-2.00%
HDFC Bank Ltd., ADR(a)	34,680	1,621,290
Infosys Ltd., ADR	537,191	6,902,904
Reliance Industries Ltd., GDR(d)	22,750	1,253,525
		9,777,719
Mexico-5.32%
America Movil S.A.B. de C.V., Class L, ADR	388,955	4,916,391
	Shares	Value
Mexico-(continued)
Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	180,889	$12,135,843
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR(a)	90,209	9,005,565
		26,057,799
Netherlands-0.33%
ASML Holding N.V., New York Shares	4,504	1,593,155
Peru-2.24%
Credicorp Ltd.	86,243	10,967,522
Russia-3.84%
Novolipetsk Steel PJSC, GDR(d)	961,177	18,781,399
Switzerland-3.87%
ABB Ltd., ADR(c)	397,317	9,928,952
Logitech International S.A.(c)	38,628	2,828,342
Novartis AG, ADR	75,164	6,173,971
		18,931,265
Taiwan-2.89%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	179,668	14,174,008
United Kingdom-7.82%
Diageo PLC, ADR	32,482	4,782,650
Linde PLC	16,309	3,997,499
National Grid PLC, ADR	176,412	10,427,713
Prudential PLC, ADR(c)	260,945	7,570,014
RELX PLC, ADR(c)	191,810	4,060,618
Unilever N.V., New York Shares	126,643	7,475,736
		38,314,230
United States-4.80%
Amdocs Ltd.	56,771	3,525,479
Brookfield Property Partners L.P.	1,783,187	19,953,863
Brookfield Renewable Corp., Class A(a)	100	4,494
		23,483,836
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $546,027,243)		488,805,701
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.97%
Invesco Private Government Fund, 0.06%(b)(e)(f)	32,936,631	32,936,631
Invesco Private Prime Fund, 0.15%(b)(e)(f)	10,974,907	10,977,102
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $43,913,733)		43,913,733
TOTAL INVESTMENTS IN SECURITIES-108.80% (Cost $589,940,976)		532,719,434
OTHER ASSETS LESS LIABILITIES-(8.80)%		(43,065,437)
NET ASSETS-100.00%		$489,653,997
See accompanying notes which are an integral part of this schedule.

Invesco International Dividend AchieversTM ETF (PID)—(continued)
July 31, 2020
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
GDR-Global Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$311,171	$9,861,494	$(10,172,665)	$-	$-	$-	$93
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	49,685,697	162,189,858	(178,938,924)	-	-	32,936,631	3,875
Invesco Private Prime Fund	-	50,573,721	(39,597,411)	-	792	10,977,102	2,246
Investments in Other Affiliates:
GasLog Partners L.P.	41,528,579	231,253	(11,283,932)	(6,444,237)	(7,956,499)	16,075,164	858,184
Hoegh LNG Partners L.P.	23,976,524	1,344,748	(4,504,667)	(1,476,805)	(990,690)	18,349,110	1,699,328
Total	$115,501,971	$224,201,074	$(244,497,599)	$(7,921,042)	$(8,946,397)	$78,338,007	$2,563,726

(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $20,034,924, which represented 4.09% of the Fund’s Net Assets.
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Fund listed below, as of July 31, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$687,354,799	$-	$-	$687,354,799
Money Market Funds	981,161	4,876,333	-	5,857,494
Total Investments	$688,335,960	$4,876,333	$-	$693,212,293
Invesco Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$378,123,519	$-	$-	$378,123,519
Money Market Funds	93,523	364,639	-	458,162
Total Investments	$378,217,042	$364,639	$-	$378,581,681
Invesco Financial Preferred ETF
Investments in Securities
Preferred Stocks	$1,534,624,813	$-	$-	$1,534,624,813
Money Market Funds	4,207,813	23,851,884	-	28,059,697
Total Investments	$1,538,832,626	$23,851,884	$-	$1,562,684,510
Invesco International Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$488,805,701	$-	$-	$488,805,701
Money Market Funds	-	43,913,733	-	43,913,733
Total Investments	$488,805,701	$43,913,733	$-	$532,719,434
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.